22. Equity (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity Details 1
Profit for the year	R$ 2,519,310	R$ 2,947,098	R$ 536,279
(-) Legal reserve - 5%	125,965	147,355	26,814
Distribution of earnings	2,393,345	2,799,743	509,465
Minimum mandatory dividend – 25% (R$0.87539, R$1.0240 and R$0.1863 as of December 31, 2017, 2016 and 2015 per share and per ADS)	R$ 598,336	R$ 699,936	R$ 127,366